Provisions and Other Non-Current Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of other provisions [Line Items]
Restructuring charges	$ 127
Facilities-related [member]
Disclosure of other provisions [Line Items]
Lease expiration period	Expire over the next three years